Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000116044 [Member] | Broadcom Inc 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000116044 [Member] | Eli Lilly And Co 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000116044 [Member] | Merck And Co Inc 0 77 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000116044 [Member] | AbbVie Inc 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000116044 [Member] | PepsiCo Inc 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000116044 [Member] | Procter And Gamble Co 1 01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000116044 [Member] | Mondelez International Inc Class A 0 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000116044 [Member] | Eaton Corp PLC 0 94 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000116044 [Member] | NextEra Energy Inc 0 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000116044 [Member] | Chevron Corp 1 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000116044 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000116044 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000116044 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000116044 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000116044 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000116044 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000116044 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000116044 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000116044 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000116044 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000116044 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000116044 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000116044 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000116045 [Member] | Broadcom Inc 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000116045 [Member] | Eli Lilly And Co 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000116045 [Member] | Merck And Co Inc 0 77 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000116045 [Member] | AbbVie Inc 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000116045 [Member] | PepsiCo Inc 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000116045 [Member] | Procter And Gamble Co 1 01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000116045 [Member] | Mondelez International Inc Class A 0 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000116045 [Member] | Eaton Corp PLC 0 94 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000116045 [Member] | NextEra Energy Inc 0 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000116045 [Member] | Chevron Corp 1 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000116045 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000116045 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000116045 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000116045 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000116045 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000116045 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000116045 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000116045 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000116045 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000116045 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000116045 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000116045 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000116045 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000116046 [Member] | Broadcom Inc 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000116046 [Member] | Eli Lilly And Co 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000116046 [Member] | Merck And Co Inc 0 77 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000116046 [Member] | AbbVie Inc 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000116046 [Member] | PepsiCo Inc 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000116046 [Member] | Procter And Gamble Co 1 01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000116046 [Member] | Mondelez International Inc Class A 0 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000116046 [Member] | Eaton Corp PLC 0 94 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000116046 [Member] | NextEra Energy Inc 0 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000116046 [Member] | Chevron Corp 1 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000116046 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000116046 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000116046 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000116046 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000116046 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000116046 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000116046 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000116046 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000116046 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000116046 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000116046 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000116046 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000116046 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%